Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 422,265	$ 420,830
Accumulated depreciation	(230,220)	(219,357)
Property, plant and equipment, less capital work-in-progress	192,045	201,473
Construction work in progress	3,018	1,822
Property, plant and equipment, net	195,063	203,295
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	157,602	157,692
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	178,605	178,025
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	52,503	51,311
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14,628	14,723
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 18,927	$ 19,079